CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income / (loss)	$ 22.1	$ (292.8)	$ (193.0)
Adjustments to reconcile net income / (loss) to net cash provided by/(used in) operating activities:
Non-cash compensation expense related to stock based and directors' compensation	5.6	2.6	0.9
Depreciation of non-current assets	117.4	116.5	119.6
Impairment of non-current assets	0.0	131.7	0.0
Amortization of deferred mobilization and contract preparation costs	44.6	36.7	12.6
Amortization of deferred mobilization, demobilization and other revenue	(61.9)	(22.1)	(5.9)
Gain on disposal of assets and other non-operating income	(0.6)	(4.2)	(4.8)
Amortization of debt discount	1.0	0.0	0.0
Amortization of deferred finance charges	21.3	7.9	6.5
Bank commitment, guarantee and other fees	(2.9)	15.7	0.0
Effective interest rate adjustments	(19.7)	2.8	3.7
Income from equity method investments	(4.9)	(1.2)	(16.1)
Deferred income tax	(16.5)	(2.1)	(0.5)
Change in assets and liabilities
Amounts due to/from related parties	(29.4)	(17.0)	(13.7)
Accrued expenses	2.1	89.8	10.3
Accrued interest	(66.1)	(35.8)	29.0
Other current and non-current assets	(107.7)	(139.2)	(24.1)
Other current and non-current liabilities	44.9	173.2	16.6
Net cash (used in) / provided by operating activities	(50.7)	62.5	(58.9)
Cash flows from investing activities
Purchase of property, plant and equipment	(1.5)	(1.8)	(0.1)
Proceeds from sale of fixed assets	0.0	0.7	2.7
Repayment from / (funding provided to) equity method investments	9.8	0.0	46.5
Proceeds from disposal of equity method investments	0.0	0.0	10.6
Additions to newbuildings	(1.3)	0.0	0.0
Additions to jack-up drilling rigs	(111.2)	(81.5)	(18.8)
Net cash (used in) / provided by investing activities	(104.2)	(82.6)	40.9
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs	58.1	298.1	44.8
Repayment of debt	(1,800.6)	(355.5)	0.0
Proceeds from debt, net of discount and issuance costs	1,881.5	150.0	0.0
Purchase of treasury shares	(0.8)	0.0	0.0
Proceeds from exercise of share options	0.8	0.0	0.0
Net cash provided by financing activities	139.0	92.6	44.8
Net (decrease) / increase in cash, cash equivalents and restricted cash	(15.9)	72.5	26.8
Cash, cash equivalents and restricted cash at beginning of the year	118.5	46.0	19.2
Cash, cash equivalents and restricted cash at end of the year	102.6	118.5	46.0
Supplemental Disclosure of Cash Flow Information
Interest paid	(217.4)	(83.9)	(57.2)
Income taxes (paid) refunded, net	(38.2)	(16.2)	0.8
Non-cash offset in respect of jack-up drilling rigs	0.0	(87.0)	0.0
Non-cash offset of accrued interest and jack-up rigs	0.0	(33.0)	0.0
Issuance of debt as non-cash settlement of financing fee	0.0	8.2	5.0
Cash and cash equivalents	102.5	108.0	34.9
Restricted cash	0.1	2.5	3.3
Non-current restricted cash	0.0	8.0	7.8
Total cash and cash equivalents and restricted cash	$ 102.6	$ 118.5	$ 46.0